Consolidated Statements of Financial Position (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Current Assets
Cash and cash equivalents	$ 3,701	$ 3,274
Accounts receivable, net of progress payments	3,329	2,859
Inventoried costs, net of progress payments	896	874
Current deferred tax assets	419	275
Prepaid expenses and other current assets	244	264
Assets of discontinued operations	5,212	5,035
Total current assets	13,801	12,581
Property, Plant, and Equipment
Land and land improvements	363	362
Buildings and improvements	1,363	1,183
Machinery and other equipment	3,972	3,725
Capitalized software costs	451	394
Leasehold improvements	608	573
Property, plant and equipment, gross	6,757	6,237
Accumulated depreciation	(3,712)	(3,346)
Property, plant, and equipment, net	3,045	2,891
Other Assets
Goodwill	12,376	12,376
Other purchased intangibles, net of accumulated amortization of $1,613 in 2010 and $1,542 in 2009	192	263
Pension and post-retirement plan assets	320	184
Non-current deferred tax assets	721	1,103
Miscellaneous other assets	1,076	1,020
Total other assets	14,685	14,946
Total assets	31,531	30,418
Current Liabilities
Notes payable to banks	10	12
Current portion of long-term debt	774	91
Trade accounts payable	1,573	1,609
Accrued employees' compensation	1,146	1,108
Advance payments and billings in excess of costs incurred	1,969	1,879
Other current liabilities	1,763	1,251
Liabilities of discontinued operations	2,792	2,822
Total current liabilities	10,027	8,772
Long-term debt, net of current portion	3,940	3,908
Pension and post-retirement plan liabilities	3,089	3,847
Other long-term liabilities	918	1,204
Total liabilities	17,974	17,731
Commitments and Contingencies (Note 15)
Shareholders' Equity
Common stock, $1 par value; 800,000,000 shares authorized; issued and outstanding: 2010 - 290,956,752; 2009 - 306,865,201	291	307
Paid-in capital	7,778	8,657
Retained earnings	8,245	6,737
Accumulated other comprehensive loss	(2,757)	(3,014)
Total shareholders' equity	13,557	12,687
Total liabilities and shareholders' equity	$ 31,531	$ 30,418